UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: September 30, 2005.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     October 10, 2005



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       72
Form 13F Information Table Value Total:	      426,956,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

ConocoPhillips                  20825C104      19,288   275,902   Sole   None
Berkshire Hathaway      B       084670207      16,310     5,972   Sole   None
Fortune Brands                  349631101      15,899   195,487   Sole   None
PepsiCo, Inc.                   713448108      15,303   269,840   Sole   None
Johnson & Johnson               478160104      14,869   234,963   Sole   None
Walgreen Company                931422109      14,626   336,627   Sole   None
Intuit                          461202103      14,395   321,254   Sole   None
Devon Energy Corp               25179M103      13,931   202,957   Sole   None
Cendant                         151313103      13,017   630,685   Sole   None
Ace Ltd.                        004644100      12,960   275,327   Sole   None
American Standard               029712106      12,698   272,788   Sole   None
Home Depot                      437076102      12,698   332,927   Sole   None
Yum Brands Inc.                 895953107      12,128   250,533   Sole   None
United Technologies             913017109      11,884   229,238   Sole   None
Pfizer, Inc                     717081103      11,836   473,995   Sole   None
Medtronic Inc.                  585055106      10,899   203,259   Sole   None
Microsoft Corp.                 594918104      10,162   394,946   Sole   None
Idexx Laboratories, Inc.	45168D104 	9,877	147,680	  Sole   None
Triad Hospitals                 89579K109       9,874   218,120   Sole   None
GTECH Holdings Corp             400518106       9,599   299,402   Sole   None
Symantec Corp.                  871503108       9,593   423,337   Sole   None
Alliant Techsystems Inc.        018804104       9,437   126,412   Sole   None
Total SA ADR                    89151E109       9,328    68,675   Sole   None
Newfield Expl Co		651290108	8,388	170,844   Sole   None
General Electric                369604103       8,264   245,434   Sole   None
Health Mgmt Assoc               421933102       8,194   349,134   Sole   None
BP plc				055622104 	7,947	112,171   Sole   None
AutoZone			053332102	7,712	 92,639   Sole   None
Alberto Culver Co.              013068101       7,419   165,786   Sole   None
Estee Lauder Company            518439104       7,331   210,481   Sole   None
Danaher Corp			235851102	7,043	130,833	  Sole   None
Paccar Inc.			693718108	6,758    99,549   Sole   None
Comcast Corp.           A       200300200       6,698   232,732   Sole   None
Wells Fargo & Co.               949746101       6,654   113,606   Sole   None
Costco Wholesale Corp.          22160K105       6,452   149,734   Sole   None
Sysco Corporation               871829107       6,331   201,823   Sole   None
Berkshire Hathaway      A       084670108       4,346        53   Sole   None
Coach Inc.                      189754104       2,279    72,663   Sole   None
Ball Corp                       058498106       1,979    53,872   Sole   None
Carbo Ceramics			140781105	1,703    25,803   Sole   None
Apache Corp			037411105	1,658	 22,040   Sole   None
Energizer Holdings Inc.         29266R108       1,632    28,783   Sole   None
Berry Petroleum			085789105	1,419	 21,275   Sole   None
Asta Funding Inc		046220109 	1,350	 44,450   Sole   None
Sunrise Assisted Living         86768K106       1,348    20,200   Sole   None
Pepsi Bottling Group            713409100       1,291    45,204   Sole   None
Patterson Companies	        703412106       1,288    32,180   Sole   None
Meritage Corp.                  59001A102       1,269    16,550   Sole   None
Encore Acquisition Co.          29255W100       1,191    30,668   Sole   None
Advance Auto Parts              00751Y106       1,163    30,075   Sole   None
Donaldson Inc.			257651109	1,143	 37,444	  Sole	 None
Middleby Corp.			596278101	1,093	 15,077	  Sole   None
Ceradyne, Inc.			156710105	1,000	 27,275   Sole   None
Willis Group Holding		G96655108	  985	 26,229   Sole   None
Raven Industries		754212108	  975	 33,350   Sole   None
SFBC Intl			784121105	  967	 21,774   Sole   None
Varian Medical Systems Inc.     92220P105         917    23,215   Sole   None
Thor Industries Inc.            885160101         899    26,438   Sole   None
Pulte Homes Inc.                745867101         875    20,387   Sole   None
Best Buy Inc.			086516101	  783	 17,988   Sole	 None
American Healthways             02649V104         773    18,237   Sole   None
Cognizant Tech Solutions Crp.	192446102	  772  	 16,563   Sole   None
Biomet, Inc                     090613100         752    21,674   Sole   None
Bio-Reference Lab Inc.          09057G602         676    39,104   Sole   None
Gilead Sciences                 375558103         676    13,861   Sole   None
Mine Safety Appliances Co.	602720104	  653	 16,867   Sole   None
Mohawk Industries               608190104         639     7,957   Sole   None
Resources Connection Inc.	76122q105	  594	 20,045   Sole   None
Bed Bath & Beyond		075896100	  548	 13,633   Sole   None
Fastenal			311900104 	  545	  8,925   Sole   None
Affiliated Computer Services	008190100	  489	  8,950	  Sole   None
Panera Bread Company            69840W108         485     9,477   Sole   None

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